Long-term investments, net (Details 2) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Total assets	$ 67,780,162		$ 107,314,411
Total liabilities	9,661,726		5,342,105
Total equity	58,118,436	$ 102,344,424	$ 101,972,306	$ 96,912,417
Total revenue	(17,720,359)	(16,376,697)
Total expenses	(48,318,747)	$ 5,807,811
Equity Methord Investment [Member]
Total assets	108,232,534
Total liabilities	689,789
Total equity	108,232,534
Total revenue	0
Total expenses	(1,088,405)
Total net loss	$ (1,088,405)